Share-Based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding Beginning Balance	107,133,353	86,221,721	67,784,739
Granted	32,710,153	26,509,592	25,679,294
Exercised	(54,385,484)
Forfeited	(2,982,054)	(5,597,960)	(7,242,312)
Outstanding Ending Balance	82,475,968	107,133,353	86,221,721	67,784,739
Vested and expected to vest as of December 31, 2021	82,475,968
Exercisable as of December 31, 2021	22,421,874
Weighted average exercise price
Outstanding Beginning Balance	$ 1.16	$ 0.76	$ 0.50
Granted	4.14	2.42	1.45
Forfeited	1.98	1.00	0.84
Exercised	0.55
Outstanding Ending Balance	2.71	$ 1.16	$ 0.76	$ 0.50
Vested and expected to vest as of December 31, 2021	2.71
Exercisable as of December 31, 2021	$ 1.27
Weighted average remaining contractual life
Outstanding Ending	8 years 18 days	6 years 10 months 2 days	7 years 2 months 19 days	7 years 7 months 20 days
Vested and expected to vest as of December 31, 2021	8 years 18 days
Exercisable as of December 31, 2021	6 years 8 months 12 days
Aggregate intrinsic value
Outstanding Ending Balance	$ 1,214,916	$ 226,639	$ 65,994	$ 22,714
Vested and expected to vest as of December 31, 2021	1,214,916
Exercisable as of December 31, 2021	$ 362,469
Weighted average grant–date fair value
Outstanding Ending Balance	$ 2.82	$ 0.64	$ 0.27	$ 0.12
Vested and expected to vest as of December 31, 2021	2.82
Exercisable as of December 31, 2021	$ 0.86